Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OPERATING
Net (loss) income	$ (196,136)	$ 82,169
Items not affecting cash
Restricted share expense	2,107	1,977
Write-off of deferred financing costs	0	0
Write-off of landfill development assets	0	290
Accretion of landfill closure and post-closure costs	5,071	3,827
Goodwill impairment	360,557	0
Amortization of intangibles	49,559	34,673
Amortization of capital assets	131,088	100,559
Amortization of landfill assets	76,419	72,434
Interest on long-term debt (amortization of deferred financing costs)	6,035	4,672
Net gain on sale of capital assets	(3,412)	(414)
Net gain on financial instruments	(4,984)	(5,493)
Deferred income taxes	2,315	19,410
Net loss from equity accounted investee	96	118
Landfill closure and post-closure expenditures	(4,345)	(5,749)
Changes in non-cash working capital items	(28,664)	(14,612)
Cash generated from operating activities	395,706	293,861
INVESTING
Acquisitions	(139,857)	(301,084)
Restricted cash deposits	(18)	(52)
Restricted cash withdrawals	0	0
Investment in other receivables	0	0
Proceeds from other receivables	474	554
Funded landfill post-closure costs	(381)	(285)
Purchase of capital assets	(112,348)	(97,647)
Purchase of landfill assets	(58,665)	(44,994)
Proceeds from the sale of capital assets	5,925	3,001
Proceeds from asset divestitures	0	23,753
Investment in landfill development assets	(6,428)	(2,929)
Cash utilized in investing activities	(311,298)	(419,683)
FINANCING
Payment of deferred financing costs	(4,811)	(16,226)
Proceeds from long-term debt	380,347	1,245,102
Repayment of long-term debt	(318,086)	(1,048,694)
Common shares issued, net of issue costs	0	(198)
Proceeds from the exercise of stock options	2,385	4,261
Repurchase of common shares	(79,326)	0
Purchase of restricted shares	(4,226)	(1,241)
Dividends paid to share and participating preferred share holders	(61,078)	(48,777)
Cash (utilized in) generated from financing activities	(84,795)	134,227
Effect of foreign currency translation on cash and cash equivalents	1,124	10
NET CASH INFLOW	737	8,415
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	13,406	4,991
CASH AND CASH EQUIVALENTS, END OF YEAR	14,143	13,406
Cash and cash equivalents are comprised of:
Cash	14,142	13,406
Cash equivalents	1	0
Total cash and cash equivalents	14,143	13,406
Cash paid during the year for:
Income taxes	49,509	21,226
Interest	$ 59,289	$ 39,426